MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	$ 39,296	$ 63,988
Gross unrealized losses, less than one year	(5)
Gross unrealized gains, less than one year	206	696
Market Value, less than one year	39,497	64,684
Adjusted cost, over one year through three years	99,016	65,562
Gross unrealized losses, over one year through three years	(953)	(38)
Gross unrealized gains, over one through three years	161	1,312
Market Value, over one year through three years	98,224	66,836
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	18,246	31,024
Gross unrealized losses, less than one year
Gross unrealized gains, less than one year	107	390
Market Value, less than one year	18,353	31,414
Adjusted cost, over one year through three years	34,317	28,200
Gross unrealized losses, over one year through three years	(304)	(28)
Gross unrealized gains, over one through three years	46	569
Market Value, over one year through three years	34,059	28,741
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	21,050	32,964
Gross unrealized losses, less than one year	(5)
Gross unrealized gains, less than one year	99	306
Market Value, less than one year	21,144	33,270
Adjusted cost, over one year through three years	64,699	37,362
Gross unrealized losses, over one year through three years	(649)	(10)
Gross unrealized gains, over one through three years	115	743
Market Value, over one year through three years	$ 64,165	$ 38,095